Long-Term Debt and Other Financial Liabilities, June 2022 Piraeus Bank Loan Facility (Details) - June 2022 Piraeus Bank Loan Facility [Member] $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($) Installment	Jun. 22, 2022 USD ($)
Senior Long-Term Debt [Abstract]
Face amount		$ 38,000
Term of loan	5 years
Final balloon payment	$ 16,500
First Four Installments [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment	4
Frequency of periodic payment	quarterly
Installment payment	$ 2,000
Next Two Installments [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment	2
Frequency of periodic payment	quarterly
Installment payment	$ 1,500
Last Fourteen Installments [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment	14
Frequency of periodic payment	quarterly
Installment payment	$ 750
Maximum [Member]
Senior Long-Term Debt [Abstract]
Corporate leverage ratio	85.00%
Minimum [Member]
Senior Long-Term Debt [Abstract]
Market value of vessels plus additional security as a percentage of aggregate outstanding loan through December 2023	1.25
Market value of vessels plus additional security as a percentage of aggregate outstanding loan thereafter until maturity	1.30
LIBOR [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate	3.00%
LIBOR [Member] | Maximum [Member]
Senior Long-Term Debt [Abstract]
Decrease in margin upon meeting certain emission reduction targets	(0.10%)